Submission	May 09, 2025
Submission [Line Items]
Central Index Key	0000352541
Registrant Name	Alliant Energy Corporation
Registration File Number	333-276062
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES